Shareholders’ equity, net	12 Months Ended
Dec. 31, 2017
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
17.	Shareholders’ equity, net

(a)	Capital stock -
The Group’s share capital is stated in Soles and consists of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2017 and 2016:

	Number of shares	Capital stock	Capital stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

The market value of the common shares amounted to S/45.00 per share as of December 31, 2017 (S/34.37 per share as of December 31,2016). These shares present trading frequencies of 25 and 10 percent in the years 2017 and 2016, respectively.

(b)	Investment shares -
Investment shares have a nominal value of S/10.00 per share. Holders of investment shares are neither entitled neither to exercise voting rights nor to participate in shareholders’ meetings; however, they confer upon the holders thereof the right to participate in the dividends distribution in the same manner as common shares. The table below presents the composition of the investment shares as of December 31, 2017 and 2016:

	Number of shares	Number of shares	Number of shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791

The market value of the investment shares amounted to S/22.10 per share as of December 31, 2017 (S/25.00 per share as of December 31, 2016). These shares did not present a trading frequency in 2017 and 2016.

During 2016, the Group purchased 200,000 treasury shares at a market value of US$1,210,000, recording a purchase loss of US$605,000, presented as part of the additional paid-in capital.

(c)	Legal reserve -
The Peruvian Corporations Law requires that a minimum of 10 percent of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until the latter is equal to 20 percent of the capital stock. This legal reserve can be used to offset losses or may be capitalized, with the obligation, in both cases, to replenish it.

Although, the balance of the legal reserve exceeded the limit mentioned above, the Group increased its legal reserve by US$327,000 in the year 2017 (US$30,000 in the year 2016) related to expired dividends.

(d)	Dividends declared and paid -
During 2015, no dividends have been declared or paid. The table below presents the dividends declared and paid in 2017 and 2016:

Meetings	Date	Dividends paid	Dividend per share
		US$(000)	US$

2017 Dividends
Mandatory Annual Shareholders’ Meeting	March 28	15,711	0.056
Less - Dividends of treasury shares		(1,232)

		14,479

Board of Directors’ Meeting	October 27	8,269	0.030
Less - Dividends of treasury shares		(649)

		7,620
		22,099
2016 Dividends
Board of Directors’ Meeting	October 27	8,269	0.030
Less - Dividends of treasury shares		(648)

		7,621

According to the current Law, there are no restrictions for the remittance of dividends or repatriation of capital by foreign investors.

Dividends declared by S.M.R.L. Chaupiloma Dos de Cajamarca corresponding to non-controlling interest were US$6,036,000, US$7,400,000 and US$10,488,000 for the years 2017, 2016 and 2015, respectively.

(e)	Basic and diluted profit (loss) per share -
Profit (loss) per share is calculated by dividing net profit (loss) for the period by the weighted average number of shares outstanding during the year.

The calculation of profit (loss) per share attributable to the equity holders of the parent is presented below:

	2017	2016	2015

Profit (loss) net (numerator) - US$	60,823,000	(323,492,000)	(317,210,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	254,186,867

Profit (loss) net per basic share and diluted - US$	0.24	(1.27)	(1.25)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2017	2016	2015

Profit (loss) net (numerator) - US$	70,921,000	(304,419,000)	(296,977,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	254,186,867

Profit (loss) net per basic share and diluted - US$	0.28	(1.20)	(1.17)

The common and investment shares outstanding at the close of 2017, 2016 and 2015 were 253,986,867, 253,986,867 and 254,186,867, respectively.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Shareholders’ equity, net

(a)	Capital stock -

As of December 31, 2017, the authorized, subscribed and paid-up capital in accordance with the Company’s by-laws and its related modifications was 350,056,012 common shares.

According to the July 11, 2003, Shareholders Agreement, the nominal value of the shares was denominated in US dollars in an amount of US$0.54 per share. As a consequence of the capitalization of restricted earnings associated with tax benefits (reinvestment credits), in December 2009, the nominal value of the shares was increased to US$2.83 per share.

The quoted price of these shares was US$29.70 per share as of December 31, 2017 (US$19.11 per share as of December 31, 2016).

As of December 31, 2017, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,835	4.37
From 1.01 to 20.00	2	21.07
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,839	100.00

(b)	Other capital reserves -

Other capital reserves includes the Company’s legal reserve which is in accordance with the Peruvian Companies Act, and is created through the transfer of 10% of the earnings for the year up to a maximum of 20% of the paid-in capital. The legal reserve must be used to compensate for losses in the absence of non-distributed earnings or non-restricted reserves, and transfers made to compensate for losses must be replaced with future earnings. This legal reserve may also be used to increase capital stock but the balance must be restored from future earnings.

(c)	Dividend Distribution -

Dividends paid to shareholders, other than domiciled legal entities, are subject to retention of income tax. On December 10, 2016, Legislative Decree 1261 was enacted reducing the withholding tax rate to 5.0% beginning January 1, 2017 (6.8% for the year 2016 under prior law 30296). For the years ended December 31, 2017, 2016 and 2015, the Company did not pay dividends.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
13.	Partners’ equity, net

(a)	Partners’ contributions -
Partners’ contributions comprise 1,214,528,739 common partnership interests at par value of one Peruvian Sol each, fully subscribed and paid-in. Such partnership interest includes 656,484,745 shares that are owned by foreign investors.

Under current Peruvian regulations, there is no restriction on the remittance of dividends or repatriation of foreign investment, except as discussed in sections below.

The legal structure of the Company is that of a Peruvian limited liability partnership. Major features of such legal structure are: (i) the number of Partners cannot exceed 20, (ii) capital comprises the partnership interests, and (iii) there is no obligation to create a legal reserve.

(b)	Retained earnings -
Distribution of earnings to Partners other than legal entities domiciled in Peru is subject to a withholding income tax charged to the partners.

Until December 31, 2017, by Law N° 30296 published on December 31, 2014, for individuals and non-resident legal entities, the applicable tax rate was 6.8% for dividend distributions in cash or non-monetary assets for fiscal year 2017. Pursuant to Legislative Decree N° 1261, published on December 10, 2016 and effective as of January 1, 2017, the applicable tax rate to the distribution of cash dividends and non-monetary assets for the year 2017 onwards will be 5%.

(c)	Dividends declared and paid -
On February 15, 2016, the board of Directors unanimously agreed to distribute dividends in the amount of US$300 million, in proportion to its shareholding, which corresponds to a portion of the accumulated results as of December 31, 2014, which have been generated in 2011.